Financial instruments included in the statement of financial position and impact on income - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	€ 75,283	€ 41,388	€ 83,921	€ 119,151